Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financials Portfolio
November 30, 2023
FIN-NPRT3-0124
1.810693.119
Common Stocks - 99.8%
	Shares	Value ($)
Banks - 37.7%
Diversified Banks - 24.3%
Bank of America Corp.	1,082,500	33,005,425
Citigroup, Inc.	280,000	12,908,000
KeyCorp	623,200	7,721,448
PNC Financial Services Group, Inc.	83,100	11,132,076
U.S. Bancorp	335,200	12,777,824
Wells Fargo & Co.	1,009,090	44,995,323
		122,540,096
Regional Banks - 13.4%
Associated Banc-Corp.	257,900	4,575,146
BOK Financial Corp.	20,400	1,464,108
Cadence Bank	135,730	3,400,037
East West Bancorp, Inc.	124,800	7,852,416
Eastern Bankshares, Inc.	204,000	2,439,840
First Hawaiian, Inc.	158,000	3,104,700
First Interstate Bancsystem, Inc.	184,621	4,779,838
Heartland Financial U.S.A., Inc.	98,300	3,040,419
M&T Bank Corp.	54,837	7,028,458
Popular, Inc.	135,800	10,020,682
Truist Financial Corp.	189,600	6,093,744
UMB Financial Corp.	48,200	3,454,012
WesBanco, Inc.	109,700	2,920,214
Wintrust Financial Corp.	36,500	3,126,955
Zions Bancorp NA	126,200	4,496,506
		67,797,075
TOTAL BANKS		190,337,171
Capital Markets - 16.0%
Asset Management & Custody Banks - 6.7%
Bank of New York Mellon Corp.	149,100	7,204,512
Carlyle Group LP (a)	131,700	4,514,676
Northern Trust Corp.	80,700	6,395,475
Patria Investments Ltd. (a)	391,600	5,545,056
State Street Corp.	141,500	10,304,030
		33,963,749
Financial Exchanges & Data - 3.7%
Bolsa Mexicana de Valores S.A.B. de CV	2,185,500	4,161,239
Moody's Corp.	39,500	14,415,920
		18,577,159
Investment Banking & Brokerage - 5.6%
Lazard Ltd. Class A	157,692	4,727,606
Morgan Stanley	148,600	11,789,924
Raymond James Financial, Inc. (a)	53,900	5,667,585
Stifel Financial Corp.	54,900	3,349,998
Virtu Financial, Inc. Class A	156,200	2,808,476
		28,343,589
TOTAL CAPITAL MARKETS		80,884,497
Consumer Finance - 3.2%
Consumer Finance - 3.2%
Capital One Financial Corp.	53,900	6,018,474
FirstCash Holdings, Inc.	58,011	6,497,232
OneMain Holdings, Inc.	86,800	3,671,640
		16,187,346
Financial Services - 19.2%
Commercial & Residential Mortgage Finance - 1.7%
Essent Group Ltd.	108,438	5,241,893
Walker & Dunlop, Inc.	41,700	3,503,634
		8,745,527
Diversified Financial Services - 3.1%
Apollo Global Management, Inc.	115,700	10,644,400
Corebridge Financial, Inc.	231,400	4,866,342
		15,510,742
Multi-Sector Holdings - 0.6%
Cannae Holdings, Inc. (b)	161,690	2,903,952
Transaction & Payment Processing Services - 13.8%
Fiserv, Inc. (b)	72,000	9,403,920
FleetCor Technologies, Inc. (b)	19,500	4,689,750
Global Payments, Inc.	53,200	6,194,608
MasterCard, Inc. Class A	119,400	49,411,302
		69,699,580
TOTAL FINANCIAL SERVICES		96,859,801
Insurance - 22.8%
Insurance Brokers - 4.9%
Arthur J. Gallagher & Co.	32,500	8,092,500
BRP Group, Inc. (b)	256,211	4,481,130
Marsh & McLennan Companies, Inc.	60,700	12,104,794
		24,678,424
Life & Health Insurance - 1.5%
Globe Life, Inc.	58,800	7,240,044
Property & Casualty Insurance - 12.3%
American Financial Group, Inc.	50,600	5,788,134
Beazley PLC	626,700	4,240,711
Chubb Ltd.	61,900	14,201,717
Direct Line Insurance Group PLC (b)	2,187,900	5,206,586
Fidelity National Financial, Inc.	106,800	4,788,912
First American Financial Corp.	93,200	5,554,720
Hartford Financial Services Group, Inc.	102,000	7,972,320
Hiscox Ltd.	541,600	6,946,828
Lancashire Holdings Ltd.	719,700	5,674,115
The Travelers Companies, Inc.	9,800	1,770,076
		62,144,119
Reinsurance - 4.1%
Enstar Group Ltd. (b)	1,673	459,473
Reinsurance Group of America, Inc.	123,700	20,170,522
		20,629,995
TOTAL INSURANCE		114,692,582
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Dun & Bradstreet Holdings, Inc.	417,300	4,419,207
TOTAL COMMON STOCKS (Cost $424,169,815)		503,380,604

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d) (Cost $9,470,400)	9,469,453	9,470,400

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $433,640,215)	512,851,004
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(8,363,606)
NET ASSETS - 100.0%	504,487,398

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,743,668	56,942,162	59,685,830	35,785	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,671,775	210,185,682	208,387,057	16,261	-	-	9,470,400	0.0%
Total	10,415,443	267,127,844	268,072,887	52,046	-	-	9,470,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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